Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Consolidated Statements Of Profit Or Loss And Other Comprehensive Income Abstract
Revenues from proprietary products	$ 18,607	$ 19,323	$ 41,618	$ 40,193	$ 75,521
Revenues from distribution	4,983	4,916	10,065	8,946	28,121
Total revenues	23,590	24,239	51,683	49,139	103,642
Cost of revenues from proprietary products	12,256	11,059	24,705	23,527	48,194
Cost of revenues from distribution	4,094	4,108	8,436	7,609	25,120
Total cost of revenues	16,350	15,167	33,141	31,136	73,314
Gross profit	7,240	9,072	18,542	18,003	30,328
Research and development expenses	2,643	2,736	7,063	5,364	11,357
Selling and marketing expenses	3,271	1,424	6,592	2,547	6,278
General and administrative expenses	3,311	3,303	6,316	6,112	12,636
Other expenses	309	563	619	570	753
Operating income (loss)	(2,294)	1,046	(2,048)	3,410	(696)
Financial income	1	99	3	209	295
Income (expense) in respect of securities measured at fair value, net
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	424	(145)	593	121	(207)
Financial Income (expense) in respect of contingent consideration and other long- term liabilities.	(1,865)		(3,875)		(947)
Financial expenses	(178)	(63)	(372)	(116)	(330)
Income before tax on income	(3,912)	937	(5,699)	3,624	(1,885)
Taxes on income	9		50		345
Net Income (loss)	(3,921)	937	(5,749)	3,624	(2,230)
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met
Gain (loss) from securities measured at fair value through other comprehensive income
Gain (loss) on cash flow hedges	(676)	30	(784)	(43)	185
Net amounts transferred to the statement of profit or loss for cash flow hedges	222	(2)	288	(256)	(488)
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan	420		420		171
Tax effect
Total comprehensive income (loss)	$ (3,955)	$ 965	$ (5,825)	$ 3,325	$ (2,362)
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ (0.09)	$ 0.02	$ (0.13)	$ 0.08	$ (0.05)
Diluted net earnings per share (in Dollars per share)	$ (0.09)	$ 0.02	$ (0.13)	$ 0.08	$ (0.05)